Pensions and Other Employee Benefits - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net (gain) loss	$ (637)	$ 287	$ 266
Prior service cost (credit)	14	(1)	2
Amortization of net loss	(83)	(69)	(49)
Amortization of prior service (cost) credit	(1)	(1)	(1)
Total recognized in other comprehensive income	(707)	216	218
Total recognized in net periodic benefit cost and other comprehensive income	(526)	395	363
Postretirement Benefit Plans [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net (gain) loss	(29)	(3)	10
Prior service cost (credit)		(5)
Amortization of net loss	(2)	(1)	(1)
Amortization of prior service (cost) credit	3	3	3
Total recognized in other comprehensive income	(28)	(6)	12
Total recognized in net periodic benefit cost and other comprehensive income	$ (22)	$ 4	$ 23